Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Gross carrying amount	¥ 135,000,000	¥ 144,251,887
Accumulated amortization/deduction	(41,647,222)	(30,545,351)
Impairment		(3,120,425)
Net carrying amount	93,352,778	110,586,111
Trademarks
Intangible assets
Gross carrying amount	79,000,000	79,000,000
Accumulated amortization/deduction	(19,091,667)	(11,191,667)
Net carrying amount	¥ 59,908,333	¥ 67,808,333
Weighted average amortization period	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	(22,555,555)	(13,222,222)
Net carrying amount	¥ 33,444,445	¥ 42,777,778
Weighted average amortization period	6 years	6 years
Education assessment caseware
Intangible assets
Gross carrying amount		¥ 9,251,887
Accumulated amortization/deduction		(6,131,462)
Impairment		¥ (3,120,425)
Weighted average amortization period		5 years